Legg Mason Batterymarch Emerging Markets Trust
Legg Mason Batterymarch Emerging Markets Trust
Investment objective
Long-term capital appreciation.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 18 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 36 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment)
Shareholder Fees Legg Mason Batterymarch Emerging Markets Trust	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally,

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Legg Mason Batterymarch Emerging Markets Trust	Class A		Class C		Class FI		Class R		Class R1		Class I		Class IS
Management fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and service (12b-1) fees	0.25%		1.00%		0.25%	[1]	0.50%	[1]	1.00%		none		none
Acquired fund fees and expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Other expenses	0.37%		0.40%		0.44%		1.19%		0.45%	[2]	0.30%		0.26%
Total annual fund operating expenses	1.63%		2.41%		1.70%		2.70%		2.46%		1.31%		1.27%
Fees waived and/or expenses reimbursed	(0.13%)	[3]	(0.16%)	[3]	(0.20%)	[3]	(0.95%)	[3]	(0.21%)	[3]	(0.06%)	[4]	(0.02%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.50%		2.25%		1.50%		1.75%		2.25%		1.25%		1.25%
[1]	The 12b-1 fee shown in the table reflects the amount at which the Board of Trustees (the "Board") has currently limited payments under the fund's Class FI and R Distribution Plans. Pursuant to the Distribution Plans, the Board may authorize payments of up to 0.40% and 0.75% of the fund's Class FI and R shares' average net assets, respectively, without shareholder approval.
[2]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.50%, 2.25%, 1.50%, 1.75% and 2.25% for Class A, C, FI, R and R1 shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Boards' consent. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements are done on a daily basis. No such waivers or reimbursements will be made beyond the amount necessary to reduce that class' annualized expenses to 1.25% of average daily net assets on any given day. This arrangement cannot be terminated prior to December 31, 2013 without the Board's consent. Acquired fund fees and expense are subject to the arrangement.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example Legg Mason Batterymarch Emerging Markets Trust (USD $)	1 year	3 years	5 years	10 years
Class A	719	1,048	1,400	2,388
Class C	328	736	1,271	2,734
Class FI	153	517	905	1,992
Class R	178	748	1,345	2,962
Class R1	228	746	1,291	2,780
Class I	127	409	712	1,573
Class IS	127	400	694	1,530

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Batterymarch Emerging Markets Trust (USD $)	1 year	3 years	5 years	10 years
Class A	719	1,048	1,400	2,388
Class C	228	736	1,271	2,734
Class FI	153	517	905	1,992
Class R	178	748	1,345	2,962
Class R1	228	746	1,291	2,780
Class I	127	409	712	1,573
Class IS	127	400	694	1,530

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal year ended December 31, 2011, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Principal investment strategies

Batterymarch Financial Management, Inc., the fund’s adviser, under normal circumstances will invest substantially all of the fund’s net assets in equity securities and convertible securities of emerging market issuers.

The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable.

The emerging market countries in which the fund may invest include:

•	Asia: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam

•	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru and Venezuela

•	Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia and Turkey

•	Africa and the Middle East: Botswana, Egypt, Israel, Jordan, Mauritius, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe

The fund is not restricted to investing in this list of countries. The adviser will not necessarily invest in all of these countries. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The fund may invest in derivatives, such as forward foreign currency contracts, in an attempt to hedge its currency exchange rate risk or facilitate foreign currency transactions.

The adviser’s emerging markets investment strategy represents a unique combination of quantitative valuation disciplines and traditional fundamental analysis, used to select stocks from a universe of approximately 1,000 issues.

The fund may invest in exchange-traded funds (“ETFs”) to pursue its investment strategies. The fund may invest in debt securities to a limited extent.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration fixed income securities. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the adviser. These market conditions may continue or get worse and it is difficult to predict their magnitude or duration. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager’s judgment about the attractiveness of, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by the portfolio manager to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The interplay of these factors may change from their historical patterns due to the financial crisis that began in 2008.

Liquidity risk. Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the portfolio manager believes is appropriate. If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

Emerging markets risk. The risks of foreign investment are greater for investments in issuers in emerging market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the portfolio manager may determine not to hedge currency risks.

Investment Company and ETF risk. Investing in securities issued by investment companies and exchange-traded funds (“ETFs”) involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. Investing in hedge funds and other privately offered funds involves the additional risks of limited liquidity and potentially significant volatility.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

*  *  *

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance of Class R is not shown because this share class commenced operations on May 18, 2011. No performance information is presented for Class R1 shares because there were no Class R1 shares outstanding as of December 31, 2011. The returns for Class R and Class R1 shares would differ from those of other classes’ shares to the extent that class bears different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (ended 06/30/2009): 34.27 Worst quarter (ended 12/31/2008): (33.71)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Legg Mason Batterymarch Emerging Markets Trust		1 year	5 years		10 years		Since inception	Inception date
Class C		(23.92%)	(0.53%)		12.19%
Class C Return after taxes on distributions		(23.92%)	(1.45%)		10.82%
Class C Return after taxes on distributions and sale of fund shares		(15.55%)	(0.61%)		10.46%
Class A	[1]	(27.01%)		[2]		[2]	18.63%	Feb. 03, 2009
Class FI	[1]	(22.56%)		[2]		[2]	(3.58%)	Jun. 29, 2007
Class I	[1]	(22.37%)	0.47%			[2]	9.70%	Jun. 23, 2005
Class IS	[1]	(22.36%)		[2]		[2]	(3.57%)	Aug. 29, 2008
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)		(18.42%)	2.40%		13.86%
[1]	For the period February 3, 2009 (commencement of operations of Class A) to December 31, 2011, the period June 29, 2007 (commencement of operations of Class FI) to December 31, 2011, the period June 23, 2005 (commencement of operations of Class I) to December 31, 2011 and the period August 29, 2008 (commencement of operations of Class IS) to December 31, 2011, the average annual total return of the MSCI Emerging Markets Index was 23.91%, (0.95)%, 10.03% and 1.01%, respectively.
[2]	N/A

The after-tax returns are shown only for Class C shares are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.